Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2023 USD ($) $ / shares shares
Cost | $	$ 89,937,868
Common Stock, Shares Authorized	500,000,000
Common stock, par or stated value per share | $ / shares	$ 0.00001
Common Stock, Shares, Issued	10,879,905
Common stock, shares, outstanding	10,879,905
Warrant
Warrant liabilities at fair value | $	$ 0